Schedule of Earnings Per Share (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Earnings (loss) Per Share Schedule Of Earnings Per Share 1	$ (89,630,508)
Earnings (loss) Per Share Schedule Of Earnings Per Share 2	7,909,398
Earnings (loss) Per Share Schedule Of Earnings Per Share 3	34,402,004
Earnings (loss) Per Share Schedule Of Earnings Per Share 4	27,017,780
Earnings (loss) Per Share Schedule Of Earnings Per Share 5	26,737,638
Earnings (loss) Per Share Schedule Of Earnings Per Share 6	25,907,217
Earnings (loss) Per Share Schedule Of Earnings Per Share 7	0
Earnings (loss) Per Share Schedule Of Earnings Per Share 8	0
Earnings (loss) Per Share Schedule Of Earnings Per Share 9	0
Earnings (loss) Per Share Schedule Of Earnings Per Share 10	0
Earnings (loss) Per Share Schedule Of Earnings Per Share 11	227,368
Earnings (loss) Per Share Schedule Of Earnings Per Share 12	$ 165,289
Earnings (loss) Per Share Schedule Of Earnings Per Share 13	(3.32)
Earnings (loss) Per Share Schedule Of Earnings Per Share 14	0.30
Earnings (loss) Per Share Schedule Of Earnings Per Share 15	1.33
Earnings (loss) Per Share Schedule Of Earnings Per Share 16	(3.32)
Earnings (loss) Per Share Schedule Of Earnings Per Share 17	0.29
Earnings (loss) Per Share Schedule Of Earnings Per Share 18	1.32